Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Intangible assets, gross	$ 2,191,454	$ 2,188,489
Less accumulated amortization	(274,299)	(201,299)
Intangible assets, net	1,917,155	1,987,190
Amortization expense on intangible assets	$ 73,000	$ 73,000	$ 73,000